SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Allowance for Credit Losses Related to Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 103	$ 125
Credit losses expenses during the year	18	30
Customer write-offs or collections during the year	(64)	(46)
Exchange rate	(1)	(6)
Balance at the end of the year	$ 58	$ 103